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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08471

Morgan Stanley Aggressive Equity Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2006

Date of reporting period: July 31, 2006

Item 1 - Report to Shareholders

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WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY AGGRESSIVE EQUITY FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

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FUND REPORT
FOR THE YEAR ENDED JULY 31, 2006

TOTAL RETURN FOR THE 12 MONTHS ENDED JULY 31, 2006

                                         RUSSELL       LIPPER
                                         3000(R)      MULTI-CAP
                                         GROWTH        GROWTH
CLASS A   CLASS B   CLASS C   CLASS D   INDEX(1)   FUNDS INDEX(2)
-------   -------   -------   -------   --------   --------------
 9.38%     8.57%     8.57%     9.61%     -0.54%         1.98%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

Although conditions were generally favorable for stocks, pockets of volatility were not uncommon during the 12-month period ended July 31, 2006. In the first month of the reporting period, the 2005 Gulf Coast hurricanes caused unprecedented devastation. The subsequent spike in oil prices and shortfall in consumer spending data raised concerns about longer-term economic growth. However, the economy proved more resilient than expected, and in October and November stocks rallied on improved sentiment. December's gain was more muted as high gold prices, the auto industry's lingering troubles and a flattening yield curve weighed on the market. In addition, the Federal Open Market Committee (the "Fed") continued to raise the federal funds target rate, leaving investors uncertain about the potential effects on the economy.

However, the Fed's comments in its December meeting did spark hope that the rate increases may not be necessary for much longer. This fuelled a market advance in January, and higher-volatility segments of the market such as small-cap and technology stocks were the beneficiaries of this renewed optimism. Uneven performance characterized the months of February, March and April as investors digested a series of mixed signals from the economic and corporate fronts. Conditions turned volatile in May and June, as the market encountered a steep sell-off amid the Fed's sixteenth and seventeenth consecutive rate increases since June 2004. July was another choppy month, as oil prices skyrocketed to a new high and signs of a slowing economy were evident in employment, manufacturing and consumer spending data. Moreover, geopolitical tensions flared in North Korea and the Middle East, further adding to investors' concerns. At the same time, however, inflation data was better than expected, oil prices did ease and corporate earnings still appeared generally healthy. Industrial production and capacity utilization data were also strong. These positive factors helped the equity market regain some lost ground. For the period overall, value stocks outperformed growth stocks.

PERFORMANCE ANALYSIS

Morgan Stanley Aggressive Equity Fund outperformed the Russell 3000(R) Growth Index and the Lipper Multi-Cap Growth Funds Index for the 12 months ended July 31, 2006, assuming no deduction of applicable sales charges. For this period, strong stock selection added significantly to overall relative returns.

In terms of sector level contributions, the top performing sectors relative to the Russell 3000 Growth Index ("the Index") were technology, energy and utilities. Within the


                                        2

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technology sector, a sector underweight benefited overall performance, as did security selection in computer services, software and services, and semiconductor companies. Stock selection, particularly in crude oil producers, and an overweight in the other energy sector also proved advantageous to the Fund. Within the utilities sector, stock selection in wireless companies had a positive impact on overall relative returns.

While the Fund outperformed the Index by a substantial margin during the period, not all sectors had a favorable influence on returns. A sizable overweight unfortunately offset strong stock selection in the consumer discretionary sector, a decision that weakened overall performance. A sector underweight in consumer staples also muted gains. Lastly, in the producer durables sector, stock selection in homebuilding and aerospace firms hindered the Fund's overall returns.

At the close of the period, consumer discretionary was the largest weighted sector within the Fund, followed by the energy and financial services sectors. Relative to the Russell 3000 Growth Index, consumer discretionary also represented the largest sector overweight. The health care sector was also significantly overweight versus the Index. In contrast, the financial services sector was underweight against the Index.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

          TOP 10 HOLDINGS

          Ultra Petroleum Corp. (Canada)                          8.3%
          Google, Inc. (Class A)                                  5.4
          Corporate Executive Board Co. (The)                     5.1
          Brookfield Asset Management Inc. (Class A) (Canada)     5.0
          Monsanto Co.                                            4.7
          eBay, Inc.                                              4.5
          Sears Holdings Corp.                                    4.2
          Yahoo!, Inc.                                            4.1
          Costco Wholesale Corp.                                  3.4
          America Movil S.A. de C.V. (Series L) (ADR) (Mexico)    3.2

          TOP FIVE INDUSTRIES

          Internet Software/Services                             12.2%
          Oil & Gas Production                                    8.3
          Miscellaneous Commercial Services                       7.9
          Financial Conglomerates                                 7.9
          Discount Stores                                         7.6

DATA AS OF JULY 31, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.


                                        3

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INVESTMENT STRATEGY

THE FUND NORMALLY INVESTS AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES OF U.S. OR FOREIGN COMPANIES THAT OFFER THE POTENTIAL FOR SUPERIOR EARNINGS GROWTH IN THE OPINION OF THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC. THE FUND'S OTHER EQUITY SECURITIES MAY INCLUDE PREFERRED STOCK, DEPOSITARY RECEIPTS OR SECURITIES CONVERTIBLE INTO COMMON STOCK.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.


                                        4

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                 (This page has been left blank intentionally.)

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PERFORMANCE SUMMARY

PERFORMANCE OF $10,000 INVESTMENT

                                     [CHART]

($ IN THOUSANDS)

                                                            RUSSELL 3000(R)     LIPPER MULTI-CAP
            CLASS A++   CLASS B++   CLASS C++   CLASS D++   GROWTH INDEX(1)   GROWTH FUNDS INDEX(2)
            ---------   ---------   ---------   ---------   ---------------   ---------------------
24-Feb-99    $ 9,475     $10,000     $10,000     $10,000        $10,000              $10,000
30-Apr-99    $10,138     $10,680     $10,680     $10,700        $10,424              $10,620
31-Jul-99    $10,299     $10,840     $10,840     $10,890        $10,481              $10,892
31-Oct-99    $11,162     $11,720     $11,720     $11,800        $11,168              $11,477
31-Jan-00    $14,137     $14,820     $14,820     $14,960        $12,516              $14,125
30-Apr-00    $14,241     $14,900     $14,900     $15,080        $13,328              $14,950
31-Jul-00    $14,440     $15,080     $15,080     $15,300        $13,014              $14,844
31-Oct-00    $14,989     $15,620     $15,620     $15,880        $12,263              $14,554
31-Jan-01    $13,160     $13,687     $13,687     $13,950        $ 7,872              $12,804
30-Apr-01    $11,288     $11,719     $11,719     $11,963        $ 9,096              $10,949
31-Jul-01    $10,352     $10,718     $10,718     $10,976        $ 8,557              $10,119
31-Oct-01    $ 9,265     $ 9,580     $ 9,580     $ 9,841        $ 7,439              $ 8,435
31-Jan-02    $ 9,806     $10,118     $10,118     $10,412        $ 8,012              $ 9,127
30-Apr-02    $ 9,666     $ 9,958     $ 9,970     $10,275        $ 7,342              $ 8,520
31-Jul-02    $ 8,111     $ 8,348     $ 8,360     $ 8,635        $ 6,088              $ 6,797
31-Oct-02    $ 7,927     $ 8,143     $ 8,143     $ 8,441        $ 5,972              $ 6,697
31-Jan-03    $ 7,484     $ 7,663     $ 7,674     $ 7,974        $ 5,733              $ 6,482
30-Apr-03    $ 7,722     $ 7,891     $ 7,903     $ 8,225        $ 6,240              $ 7,018
31-Jul-03    $ 8,327     $ 8,497     $ 8,508     $ 8,886        $ 6,859              $ 7,858
31-Oct-03    $ 9,072     $ 9,239     $ 9,250     $ 9,672        $ 7,367              $ 8,582
31-Jan-04    $ 9,634     $ 9,787     $ 9,798     $10,275        $ 7,872              $ 9,146
30-Apr-04    $ 9,342     $ 9,479     $ 9,490     $ 9,979        $ 7,671              $ 8,929
31-Jul-04    $ 9,007     $ 9,113     $ 9,125     $ 9,626        $ 7,455              $ 8,676
31-Oct-04    $ 9,644     $ 9,753     $ 9,764     $10,321        $ 7,627              $ 9,075
31-Jan-05    $10,087     $10,187     $10,198     $10,799        $ 7,947              $ 9,570
30-Apr-05    $ 9,688     $ 9,753     $ 9,764     $10,378        $ 7,694              $ 9,126
31-Jul-05    $11,394     $11,454     $11,466     $12,212        $ 8,484              $10,315
31-Oct-05    $11,848     $11,888     $11,900     $12,702        $ 8,313              $10,242
31-Jan-06    $13,597     $13,613     $13,624     $14,582        $ 8,867              $11,393
30-Apr-06    $13,738     $13,727     $13,738     $14,741        $ 8,994              $11,548
31-Jul-06    $12,463     $12,437     $12,448     $13,385        $ 8,438              $10,519

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AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED JULY 31, 2006

                  CLASS A SHARES*    CLASS B SHARES**    CLASS C SHARES+   CLASS D SHARES@@
                  (SINCE 02/24/99)   (SINCE 02/24/99)   (SINCE 02/24/99)   (SINCE 02/24/99)
SYMBOL                  AEQAX              AEQBX              AEQCX              AEQDX
---------------   ----------------   ----------------   ----------------   ----------------
1 YEAR                 9.38%(3)           8.57%(3)           8.57%(3)           9.61%(3)
                       3.64 (4)           3.57 (4)           7.57 (4)             --
5 YEARS                3.78 (3)           3.02 (3)           3.04 (3)           4.05(3)
                       2.67 (4)           2.66 (4)           3.04 (4)             --
SINCE INCEPTION        3.76 (3)           2.98 (3)           2.99 (3)           4.00(3)
                       3.01 (4)           2.98 (4)           2.99 (4)             --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

@@   CLASS D HAS NO SALES CHARGE.

(1) THE RUSSELL 3000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE COMPANIES IN THE RUSSELL 3000(R) INDEX WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER MULTI-CAP GROWTH FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER MULTI-CAP GROWTH FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

++   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON JULY 31, 2006.

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EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/06 - 07/31/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                                    BEGINNING         ENDING      DURING PERIOD *
                                                  ACCOUNT VALUE   ACCOUNT VALUE   ---------------
                                                  -------------   -------------      02/01/06 -
                                                     02/01/06       07/31/06         07/31/06
                                                  -------------   -------------   ---------------
CLASS A
Actual (-8.34% return)                              $1,000.00       $  916.60          $ 6.42
Hypothetical (5% annual return before expenses)     $1,000.00       $1,018.10          $ 6.76
CLASS B
Actual (-8.64% return)                              $1,000.00       $  913.60          $10.01
Hypothetical (5% annual return before expenses)     $1,000.00       $1,014.33          $10.54
CLASS C
Actual (-8.63% return)                              $1,000.00       $  913.70          $10.01
Hypothetical (5% annual return before expenses)     $1,000.00       $1,014.33          $10.54
CLASS D
Actual (-8.20% return)                              $1,000.00       $  918.00          $ 5.28
Hypothetical (5% annual return before expenses)     $1,000.00       $1,019.29          $ 5.56

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIOS OF 1.35%, 2.11%, 2.11% AND 1.11% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network ("ECN"), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY AGGRESSIVE EQUITY FUND

PORTFOLIO OF INVESTMENTS - JULY 31, 2006

NUMBER OF
  SHARES                                            VALUE
------------------------------------------------------------
            COMMON STOCKS (98.5%)
            AIR FREIGHT/COURIERS (5.6%)
154,785     C.H. Robinson Worldwide, Inc.       $  7,086,057
176,794     Expeditors International of
               Washington, Inc.                    8,038,823
                                                ------------
                                                  15,124,880
                                                ------------
            APPAREL/FOOTWEAR (2.6%)
246,179     Coach, Inc.*                           7,067,799
                                                ------------
            BROADCASTING (1.9%)
275,467     Grupo Televisa S.A.- CPO
               (ADR) (Mexico)                      5,101,649
                                                ------------
            CHEMICALS: AGRICULTURAL (4.7%)
295,012     Monsanto Co.                          12,682,566
                                                ------------
            DATA PROCESSING
            SERVICES (2.6%)
176,631     First Data Corp.                       7,215,376
                                                ------------
            DISCOUNT STORES (7.6%)
176,754     Costco Wholesale Corp.                 9,325,541
 82,679     Sears Holdings Corp.*                 11,347,693
                                                ------------
                                                  20,673,234
                                                ------------
            FINANCIAL CONGLOMERATES (7.9%)
149,481     American Express Co.                   7,781,981
328,491     Brookfield Asset Management
               Inc. (Class A) (Canada)            13,638,946
                                                ------------
                                                  21,420,927
                                                ------------
            FINANCIAL PUBLISHING/
            SERVICES (2.6%)
127,601     Moody's Corp.                          7,002,743
                                                ------------
            HOME BUILDING (3.4%)
121,584     Desarrolladora Homex S.A.
               de C.V. (ADR) (Mexico)*             4,498,608
44,183      M.D.C. Holdings, Inc.                  1,927,704
  5,581     NVR, Inc.*                             2,762,595
                                                ------------
                                                   9,188,907
                                                ------------
            HOTELS/RESORTS/
            CRUISELINES (2.4%)
183,166     Marriott International, Inc.
               (Class A)                           6,443,780
                                                ------------
            INTERNET RETAIL (1.6%)
167,221     Amazon.com, Inc.*                     $4,496,573
                                                ------------
            INTERNET SOFTWARE/
            SERVICES (12.2%)
189,226     Akamai Technologies, Inc.*             7,499,026
 38,006     Google, Inc. (Class A)*               14,693,120
408,899     Yahoo!, Inc.*                         11,097,519
                                                ------------
                                                  33,289,665
                                                ------------
            INVESTMENT BANKS/
            BROKERS (2.7%)
127,329     Greenhill & Co., Inc.                  7,379,989
                                                ------------
            MEDICAL SPECIALTIES (3.1%)
206,230     Dade Behring Holdings, Inc.            8,399,748
                                                ------------
            MISCELLANEOUS COMMERCIAL
            SERVICES (7.9%)
148,812     Corporate Executive Board
               Co. (The)                          13,988,328
182,476     Iron Mountain Inc.*                    7,481,516
                                                ------------
                                                  21,469,844
                                                ------------
            OIL & GAS PRODUCTION (8.3%)
383,803     Ultra Petroleum Corp.
               (Canada)*                          22,475,504
                                                ------------
            OTHER CONSUMER SERVICES (6.5%)
508,524     eBay, Inc.*                           12,240,173
 50,687     Strayer Education, Inc.                5,491,936
                                                ------------
                                                  17,732,109
                                                ------------
            PERSONNEL SERVICES (2.0%)
134,503     Monster Worldwide, Inc.*               5,380,120
                                                ------------
            PROPERTY - CASUALTY
            INSURERS (2.9%)
  2,560     Berkshire Hathaway, Inc.
               (Class B)*                          7,800,320
                                                ------------
            SERVICES TO THE HEALTH
            INDUSTRY (2.5%)
100,342     Stericycle, Inc.*                      6,740,975
                                                ------------
            SPECIALTY
            TELECOMMUNICATIONS (2.6%)
202,710     Crown Castle International Corp.*      7,141,473
                                                ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                            VALUE
------------------------------------------------------------
            TOBACCO (1.7%)
 83,052     Loews Corp.-Carolina Group          $  4,765,524
                                                ------------
            WIRELESS
            TELECOMMUNICATIONS (3.2%)
243,478     America Movil S.A. de C.V.
               (Series L) (ADR) (Mexico)           8,711,643
                                                ------------
            TOTAL COMMON STOCKS
               (COST $228,456,601)               267,705,348
                                                ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (2.9%)
            REPURCHASE AGREEMENT
$7,923      Joint repurchase agreement
               account 5.27% due 08/01/06
               (dated 07/31/06; proceeds
               $7,924,160) (a)
               (COST $7,923,000)                   7,923,000
                                                ------------
TOTAL INVESTMENTS
   (COST $236,379,601) (b)              101.4%   275,628,348
LIABILITIES IN EXCESS OF OTHER ASSETS    (1.4)    (3,911,436)
                                        -----   ------------
NET ASSETS                              100.0%  $271,716,912
                                        =====   ============

----------
ADR  AMERICAN DEPOSITARY RECEIPT.

*    NON-INCOME PRODUCING SECURITY.

(a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.

(b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $236,461,725. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $56,612,054 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $17,445,431, RESULTING IN NET UNREALIZED APPRECIATION OF $39,166,623.

SUMMARY OF INVESTMENTS

                                                   PERCENT OF
INDUSTRY                                VALUE      NET ASSETS
-------------------------------------------------------------
Internet Software/Services           $33,289,665      12.2%
Oil & Gas Production                  22,475,504       8.3
Miscellaneous Commercial Services     21,469,844       7.9
Financial Conglomerates               21,420,927       7.9
Discount Stores                       20,673,234       7.6
Other Consumer Services               17,732,109       6.5
Air Freight/Couriers                  15,124,880       5.6
Chemicals: Agricultural               12,682,566       4.7
Home Building                          9,188,907       3.4
Wireless Telecommunications            8,711,643       3.2
Medical Specialties                    8,399,748       3.1
Repurchase Agreement                   7,923,000       2.9
Property - Casualty Insurers           7,800,320       2.9
Investment Banks/Brokers               7,379,989       2.7
Data Processing Services               7,215,376       2.6
Specialty Telecommunications           7,141,473       2.6
Apparel/Footwear                       7,067,799       2.6
Financial Publishing/Services          7,002,743       2.6
Services to the Health Industry        6,740,975       2.5
Hotels/Resorts/Cruiselines             6,443,780       2.4
Personnel Services                     5,380,120       2.0
Broadcasting                           5,101,649       1.9
Tobacco                                4,765,524       1.7
Internet Retail                        4,496,573       1.6
                                    ------------     -----
                                    $275,628,348     101.4%
                                    ============     =====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY AGGRESSIVE EQUITY FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2006

ASSETS:
Investments in securities, at value (cost $236,379,601)           $ 275,628,348
Cash                                                                        817
Receivable for:
   Dividends                                                            134,195
   Shares of beneficial interest sold                                    85,695
   Interest                                                               1,160
Prepaid expenses and other assets                                        20,633
                                                                  -------------
   TOTAL ASSETS                                                     275,870,848
                                                                  -------------
LIABILITIES:
Payable for:
   Investments purchased                                              3,319,812
   Shares of beneficial interest redeemed                               374,100
   Distribution fee                                                     201,663
   Investment advisory fee                                              157,830
   Administration fee                                                    18,845
   Transfer agent fee                                                    17,153
Accrued expenses and other payables                                      64,533
                                                                  -------------
   TOTAL LIABILITIES                                                  4,153,936
                                                                  -------------
   NET ASSETS                                                     $ 271,716,912
                                                                  =============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                   $ 587,273,364
Net unrealized appreciation                                          39,248,747
Accumulated net investment loss                                            (577)
Accumulated net realized loss                                      (354,804,622)
                                                                  -------------
   NET ASSETS                                                     $ 271,716,912
                                                                  =============
CLASS A SHARES:
Net Assets                                                        $  46,458,278
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             4,025,111
   NET ASSET VALUE PER SHARE                                      $       11.54
                                                                  =============
   MAXIMUM OFFERING PRICE PER SHARE,
   (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                $       12.18
                                                                  =============
CLASS B SHARES:
Net Assets                                                        $ 193,811,154
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)            17,802,873
   NET ASSET VALUE PER SHARE                                      $       10.89
                                                                  =============
CLASS C SHARES:
Net Assets                                                        $  27,064,264
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             2,483,068
   NET ASSET VALUE PER SHARE                                      $       10.90
                                                                  =============
CLASS D SHARES:
Net Assets                                                        $   4,383,216
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)               372,974
   NET ASSET VALUE PER SHARE                                      $       11.75
                                                                  =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2006

NET INVESTMENT LOSS:
INCOME
Dividends (net of $14,661 foreign withholding tax)                  $ 1,761,964
Interest                                                                182,928
                                                                    -----------
   TOTAL INCOME                                                       1,944,892
                                                                    -----------
EXPENSES
Distribution fee (Class A shares)                                       115,103
Distribution fee (Class B shares)                                     2,314,697
Distribution fee (Class C shares)                                       298,758
Investment advisory fee                                               2,089,840
Transfer agent fees and expenses                                        877,392
Administration fee                                                      249,533
Shareholder reports and notices                                         101,102
Professional fees                                                        78,191
Registration fees                                                        63,066
Custodian fees                                                           26,860
Trustees' fees and expenses                                               3,558
Other                                                                    34,384
                                                                    -----------
   TOTAL EXPENSES                                                     6,252,484
Less: expense offset                                                     (2,975)
                                                                    -----------
   NET EXPENSES                                                       6,249,509
                                                                    -----------
   NET INVESTMENT LOSS                                               (4,304,617)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN ON:
Investments                                                          40,931,190
Foreign exchange transactions                                             1,874
                                                                    -----------
   NET REALIZED GAIN                                                 40,933,064
                                                                    -----------
NET CHANGE IN UNREALIZED APPRECIATION ON:
Investments                                                          (8,826,204)
Net translation of other assets and liabilities denominated in
   foreign currencies                                                    (1,941)
                                                                    -----------
   NET DEPRECIATION                                                  (8,828,145)
                                                                    -----------
   NET GAIN                                                          32,104,919
                                                                    -----------
NET INCREASE                                                        $27,800,302
                                                                    ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                   FOR THE YEAR    FOR THE YEAR
                                                      ENDED           ENDED
                                                  JULY 31, 2006   JULY 31, 2005
                                                  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                $ (4,304,617)  $  (4,878,748)
Net realized gain                                    40,933,064      47,277,366
Net change in unrealized appreciation                (8,828,145)     33,865,577
                                                   ------------   -------------
   NET INCREASE                                      27,800,302      76,264,195
Net decrease from transactions in shares of
   beneficial interest                              (75,060,001)   (123,847,024)
                                                   ------------   -------------
   NET DECREASE                                     (47,259,699)    (47,582,829)
NET ASSETS:
Beginning of period                                 318,976,611     366,559,440
                                                   ------------   -------------
END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF
   $577 AND $360, RESPECTIVELY)                    $271,716,912   $ 318,976,611
                                                   ============   =============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY AGGRESSIVE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2006

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Aggressive Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund was organized as a Massachusetts business trust on October 29, 1997 and commenced operations on February 24, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.595% to the portion of the daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $19,777,754 at July 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended July 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $290,826 and $1,985, respectively and received $79,981 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2006, aggregated $188,365,285 and $267,896,322, respectively. Included in the aforementioned are purchases and sales with other Morgan Stanley funds of $89,080 and $4,891,047, respectively including net realized gains of $1,312,539.

For the year ended July 31, 2006, the Fund incurred brokerage commissions of $7,500 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

At July 31, 2006, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor held 61,837 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees they receive for serving on the Board of Trustees. Each eligible Trustee generally may elect to have their deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. EXPENSE OFFSET

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also rise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                            FOR THE YEAR                 FOR THE YEAR
                                               ENDED                        ENDED
                                           JULY 31, 2006                JULY 31, 2005
                                     -------------------------   ---------------------------
                                       SHARES        AMOUNT         SHARES         AMOUNT
                                     ----------   ------------   -----------   -------------
CLASS A SHARES
Sold                                    635,469   $  7,608,650       231,806   $   2,009,382
Conversion from Class B                 807,001      9,635,074     2,971,793      26,716,883
Redeemed                             (1,412,184)   (16,519,048)   (1,195,775)    (11,026,653)
                                     ----------   ------------   -----------   -------------
Net increase -- Class A                  30,286        724,676     2,007,824      17,699,612
                                     ----------   ------------   -----------   -------------
CLASS B SHARES
Sold                                  1,037,027     11,737,056       607,812       5,372,272
Conversion to Class A                  (853,018)    (9,635,074)   (3,122,042)    (26,716,883)
Redeemed                             (6,786,976)   (74,729,213)  (12,433,367)   (108,895,987)
                                     ----------   ------------   -----------   -------------
Net decrease -- Class B              (6,602,967)   (72,627,231)  (14,947,597)   (130,240,598)
                                     ----------   ------------   -----------   -------------
CLASS C SHARES
Sold                                    226,777      2,578,801       113,688       1,001,636
Redeemed                               (770,606)    (8,468,608)   (1,304,111)    (11,509,513)
                                     ----------   ------------   -----------   -------------
Net decrease -- Class C                (543,829)    (5,889,807)   (1,190,423)    (10,507,877)
                                     ----------   ------------   -----------   -------------
CLASS D SHARES
Sold                                    379,947      4,765,324         9,562          90,754
Redeemed                               (169,091)    (2,032,963)      (94,938)       (888,915)
                                     ----------   ------------   -----------   -------------
Net increase (decrease) -- Class D      210,856      2,732,361       (85,376)       (798,161)
                                     ----------   ------------   -----------   -------------
Net decrease in Fund                 (6,905,654)  $(75,060,001)  (14,215,572)  $(123,847,024)
                                     ==========   ============   ===========   =============

8. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2006, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings                 --
Capital loss carryforward*    $(354,722,453)
Temporary differences                  (622)
Net unrealized appreciation      39,166,623
                              -------------
Total accumulated losses      $(315,556,452)
                              =============

* During the year ended July 31, 2006, the Fund utilized $40,941,372 of its net capital loss carryforward. As of July 31, 2006, the Fund had a net capital loss carryforward of $354,722,453 of which $233,665,730 will expire on July 31, 2010 and $121,056,723 will expire on July 31, 2011 to offset future capital gains to the extent provided by regulations.

As of July 31, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $4,302,526, accumulated net realized loss was charged $1,874 and accumulated net investment loss was credited $4,304,400.

9. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

10. NEW ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

11. FUND MERGER

On April 25, 2006, the Board of Trustees of the Fund approved a plan of reorganization whereby the Fund would be merged into Morgan Stanley Capital Opportunities Trust ("Capital Opportunities"). The plan of reorganization is subject to the consent of the Fund's shareholders. On August 1, 2006, a special meeting of shareholders of the Fund was scheduled in order to vote on the proposed merger. The proposal failed to obtain the necessary quorum in order to hold the meeting and, therefore, the meeting was adjourned until August 23, 2006 and later adjourned again until September 27, 2006, to permit further solicitation of proxies. If approved, the assets of the Fund would be combined with the assets of Capital Opportunities and shareholders of the Fund will become shareholders of Capital Opportunities, receiving shares of the corresponding class of Capital Opportunities equal to the value of their holdings in the Fund.

MORGAN STANLEY AGGRESSIVE EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                           FOR THE YEAR ENDED JULY 31,
                                                 -----------------------------------------------
                                                   2006      2005      2004      2003      2002
                                                 -------   -------   -------   -------   -------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period             $ 10.55   $  8.34   $  7.71   $  7.51   $  9.62
                                                 -------   -------   -------   -------   -------
Income (loss) from investment operations:
   Net investment loss++                           (0.09)    (0.08)    (0.07)    (0.02)    (0.03)
   Net realized and unrealized gain (loss)          1.08      2.29      0.70      0.22     (2.05)
                                                 -------   -------   -------   -------   -------
Total income (loss) from investment operations      0.99      2.21      0.63      0.20     (2.08)
                                                 -------   -------   -------   -------   -------
Less distributions from net realized gains            --        --        --        --     (0.03)
                                                 -------   -------   -------   -------   -------
Net asset value, end of period                   $ 11.54   $ 10.55     $8.34   $  7.71   $  7.51
                                                 =======   =======   =======   =======   =======
TOTAL RETURN+                                       9.38%    26.50%     8.17%    (2.66)%  (21.56)%

RATIOS TO AVERAGE NET ASSETS(1):
Total expenses (before expense offset)              1.37%     1.42%     1.37%     1.40%     1.29%
Net investment loss                                (0.75)%   (0.75)%   (0.77)%   (0.32)%   (0.39)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $46,458   $42,146   $16,564   $18,340   $21,888
Portfolio turnover rate                               61%      123%      219%      263%      325%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                              FOR THE YEAR ENDED JULY 31,
                                                 ----------------------------------------------------
                                                   2006       2005       2004       2003       2002
                                                 --------   --------   --------   --------   --------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period             $  10.03   $   7.98   $   7.44   $   7.31   $   9.42
                                                 --------   --------   --------   --------   --------
Income (loss) from investment operations:
   Net investment loss++                            (0.17)     (0.13)     (0.12)     (0.08)     (0.10)
   Net realized and unrealized gain (loss)           1.03       2.18       0.66       0.21      (1.98)
                                                 --------   --------   --------   --------   --------
Total income (loss) from investment operations       0.86       2.05       0.54       0.13      (2.08)
                                                 --------   --------   --------   --------   --------
Less distributions from net realized gains             --         --         --         --      (0.03)
                                                 --------   --------   --------   --------   --------
Net asset value, end of period                   $  10.89   $  10.03   $   7.98   $   7.44   $   7.31
                                                 ========   ========   ========   ========   ========
TOTAL RETURN+                                        8.57%     25.69%      7.26%      1.78%    (22.11)%

RATIOS TO AVERAGE NET ASSETS(1):
Total expenses (before expense offset)               2.13%      2.17%      2.13%      2.15%      2.05%
Net investment loss                                 (1.51)%    (1.50)%    (1.53)%    (1.07)%    (1.15)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $193,811   $244,708   $314,195   $387,751   $492,959
Portfolio turnover rate                                61%       123%       219%       263%       325%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                            FOR THE YEAR ENDED JULY 31,
                                                 -----------------------------------------------
                                                   2006      2005      2004      2003     2002
                                                 -------   -------   -------   -------   -------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period             $ 10.04   $  7.99   $  7.45   $  7.32   $  9.42
                                                 -------   -------   -------   -------   -------
Income (loss) from investment operations:
   Net investment loss++                           (0.17)    (0.13)    (0.12)    (0.08)    (0.09)
   Net realized and unrealized gain (loss)          1.03      2.18      0.66      0.21     (1.98)
                                                 -------   -------   -------   -------   -------
Total income (loss) from investment operations      0.86      2.05      0.54      0.13     (2.07)
                                                 -------   -------   -------   -------   -------
Less distributions from net realized gains            --        --        --        --     (0.03)
                                                 -------   -------   -------   -------   -------
Net asset value, end of period                   $ 10.90   $ 10.04   $  7.99   $  7.45   $  7.32
                                                 =======   =======   =======   =======   =======
TOTAL RETURN+                                       8.57%    25.66%     7.25%     1.78%   (22.00)%

RATIOS TO AVERAGE NET ASSETS(1):
Total expenses (before expense offset)              2.13%     2.16%     2.12%     2.15%     1.93%
Net investment loss                                (1.51)%   (1.49)%   (1.52)%   (1.07)%   (1.03)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $27,064   $30,386   $33,710   $40,555   $49,639
Portfolio turnover rate                               61%      123%      219%      263%      325%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                            FOR THE YEAR ENDED JULY 31,
                                                 -----------------------------------------------
                                                   2006      2005      2004      2003     2002
                                                 -------   -------   -------   -------   -------
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period             $ 10.72    $ 8.45    $ 7.80    $ 7.58   $  9.68
                                                 -------   -------   -------   -------   -------
Income (loss) from investment operations:
   Net investment loss++                           (0.06)    (0.05)    (0.04)    (0.01)    (0.01)
   Net realized and unrealized gain (loss)          1.09      2.32      0.69      0.23     (2.06)
                                                 -------   -------   -------   -------   -------
Total income (loss) from investment operations      1.03      2.27      0.65      0.22     (2.07)
                                                 -------   -------   -------   -------   -------
Less distributions from net realized gains            --        --        --        --     (0.03)
                                                 -------   -------   -------   -------   -------
Net asset value, end of period                   $ 11.75    $10.72    $ 8.45    $ 7.80   $  7.58
                                                 =======   =======   =======   =======   =======
TOTAL RETURN+                                       9.61%    26.86%     8.33%     2.90%   (21.33)%

RATIOS TO AVERAGE NET ASSETS(1):
Total expenses (before expense offset)              1.13%     1.17%     1.13%     1.15%     1.05%
Net investment loss                                (0.51)%   (0.50)%   (0.53)%   (0.07)%   (0.15)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $ 4,383    $1,737    $2,091    $2,468    $2,622
Portfolio turnover rate                               61%      123%      219%      263%      325%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY AGGRESSIVE EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY AGGRESSIVE EQUITY FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Aggressive Equity Fund (the "Fund"), including the portfolio of investments, as of July 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Aggressive Equity Fund as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
SEPTEMBER 25, 2006

MORGAN STANLEY AGGRESSIVE EQUITY FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                     TERM OF                                   IN FUND
                                     POSITION(S)   OFFICE AND                                  COMPLEX
      NAME, AGE AND ADDRESS OF        HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN       OTHER DIRECTORSHIPS
        INDEPENDENT TRUSTEE           REGISTRANT  TIME SERVED*     DURING PAST 5 YEARS**    BY TRUSTEE***       HELD BY TRUSTEE
-----------------------------------  -----------  ------------  --------------------------  -------------  ------------------------
Michael Bozic (65)                   Trustee      Since         Private Investor; Chairman  197            Director of various
c/o Kramer Levin Naftalis &                       April 1994    of the Insurance Committee                 business organizations.
Frankel LLP                                                     (since July 2006) and
Counsel to the Independent Trustees                             Director or Trustee of the
1177 Avenue of the Americas                                     Retail Funds (since April
New York, NY 10036                                              1994) and the
                                                                Institutional Funds (since
                                                                July 2003); formerly Vice
                                                                Chairman of Kmart
                                                                Corporation (December
                                                                1998-October 2000),
                                                                Chairman and Chief
                                                                Executive Officer of
                                                                Levitz Furniture
                                                                Corporation (November
                                                                1995-November 1998) and
                                                                President and Chief
                                                                Executive Officer of Hills
                                                                Department Stores (May
                                                                1991-July 1995); formerly
                                                                variously Chairman, Chief
                                                                Executive Officer,
                                                                President and Chief
                                                                Operating Officer
                                                                (1987-1991) of the Sears
                                                                Merchandise Group of
                                                                Sears, Roebuck & Co.

Edwin J. Garn (73)                   Trustee      Since         Consultant; Director or     197            Director of Franklin
1031 N. Chartwell Court                           January 1993  Trustee of the Retail                      Covey (time management
Salt Lake City, UT 84103                                        Funds (since January 1993)                 systems), BMW Bank of
                                                                and the Institutional                      North America, Inc.
                                                                Funds (since July 2003);                   (industrial loan
                                                                member of the Utah                         corporation), Escrow
                                                                Regional Advisory Board of                 Bank USA (industrial
                                                                Pacific Corp. (utility                     loan corporation),
                                                                company); formerly                         United Space Alliance
                                                                Managing Director of                       (joint venture between
                                                                Summit Ventures LLC                        Lockheed Martin and the
                                                                (2000-2004) (lobbying and                  Boeing Company) and
                                                                consulting firm); United                   Nuskin Asia Pacific
                                                                States Senator (R-Utah)                    (multilevel marketing);
                                                                (1974-1992) and Chairman,                  member of the board of
                                                                Senate Banking Committee                   various civic and
                                                                (1980-1986), Mayor of Salt                 charitable
                                                                Lake City, Utah                            organizations.
                                                                (1971-1974), Astronaut,
                                                                Space Shuttle Discovery
                                                                (April 12-19, 1985), and
                                                                Vice Chairman, Huntsman
                                                                Corporation (chemical
                                                                company).

Wayne E. Hedien (72)                 Trustee      Since         Retired; Director or        197            Director of The PMI
c/o Kramer Levin Naftalis &                       September     Trustee of the Retail                      Group Inc. (private
Frankel LLP                                       1997          Funds (since September                     mortgage insurance);
Counsel to the Independent Trustees                             1997) and the                              Trustee and Vice
1177 Avenue of the Americas                                     Institutional Funds (since                 Chairman of The Field
New York, NY 10036                                              July 2003); formerly                       Museum of Natural
                                                                associated with the                        History; director of
                                                                Allstate Companies                         various other business
                                                                (1966-1994), most recently                 and charitable
                                                                as Chairman of The                         organizations.
                                                                Allstate Corporation
                                                                (March 1993-December 1994)
                                                                and Chairman and Chief
                                                                Executive Officer of its
                                                                wholly-owned subsidiary,
                                                                Allstate Insurance Company
                                                                (July 1989-December 1994).

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                     TERM OF                                   IN FUND
                                     POSITION(S)   OFFICE AND                                  COMPLEX
      NAME, AGE AND ADDRESS OF        HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN       OTHER DIRECTORSHIPS
        INDEPENDENT TRUSTEE           REGISTRANT  TIME SERVED*     DURING PAST 5 YEARS**    BY TRUSTEE***       HELD BY TRUSTEE
-----------------------------------  -----------  ------------  --------------------------  -------------  ------------------------
Dr. Manuel H. Johnson (57)           Trustee      Since         Senior Partner, Johnson     197            Director of NVR, Inc.
c/o Johnson Smick Group, Inc.                     July 1991     Smick International, Inc.,                 (home construction);
888 16th Street,                                                a consulting firm;                         Director of KFX Energy;
NW Suite 740                                                    Chairman of the Audit                      Director of RBS
Washington, D.C. 20006                                          Committee and Director or                  Greenwich Capital
                                                                Trustee of the Retail                      Holdings (financial
                                                                Funds (since July 1991)                    holding company).
                                                                and the Institutional
                                                                Funds (since July 2003);
                                                                Co-Chairman and a founder
                                                                of the Group of Seven
                                                                Council (G7C), an
                                                                international economic
                                                                commission; formerly Vice
                                                                Chairman of the Board of
                                                                Governors of the Federal
                                                                Reserve System and
                                                                Assistant Secretary of the
                                                                U.S. Treasury.

Joseph J. Kearns (63)                Trustee      Since         President, Kearns &         198            Director of Electro Rent
c/o Kearns & Associates LLC                       July 2003     Associates LLC (investment                 Corporation (equipment
PMB754                                                          consulting); Deputy                        leasing), The Ford
23852 Pacific Coast Highway                                     Chairman of the Audit                      Family Foundation, and
Malibu, CA 90265                                                Committee and Director or                  the UCLA Foundation.
                                                                Trustee of the Retail
                                                                Funds (since July 2003)
                                                                and the Institutional
                                                                Funds (since August 1994);
                                                                previously Chairman of the
                                                                Audit Committee of the
                                                                Institutional Funds
                                                                (October 2001-July 2003);
                                                                formerly CFO of the J.
                                                                Paul Getty Trust.

Michael E. Nugent (70)               Chairman of  Chairman      General Partner of Triumph  197            None.
c/o Triumph Capital, L.P.            the Board    of the        Capital, L.P., a private
445 Park Avenue                      and          Board (since  investment partnership;
New York, NY 10022                   Trustee      July 2006)    Chairman of the Board of
                                                  and Trustee   the Retail Funds and
                                                  (since        Institutional Funds (since
                                                  July 1991)    July 2006) and Director or
                                                                Trustee of the Retail
                                                                Funds (since July 1991)
                                                                and the Institutional
                                                                Funds (since July 2001);
                                                                formerly Chairman of the
                                                                Insurance Committee (July
                                                                1991-July 2006) and Vice
                                                                President, Bankers Trust
                                                                Company and BT Capital
                                                                Corporation (1984-1988).

Fergus Reid (73)                     Trustee      Since         Chairman of Lumelite        198            Trustee and Director of
c/o Lumelite Plastics Corporation                 July 2003     Plastics Corporation;                      certain investment
85 Charles Colman Blvd.                                         Chairman of the Governance                 companies in the
Pawling, NY 12564                                               Committee and Director or                  JPMorgan Funds complex
                                                                Trustee of the Retail                      managed by J.P. Morgan
                                                                Funds (since July 2003)                    Investment Management
                                                                and the Institutional                      Inc.
                                                                Funds (since June 1992).

INTERESTED TRUSTEES:

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                     TERM OF                                   IN FUND
                                     POSITION(S)   OFFICE AND                                  COMPLEX
      NAME, AGE AND ADDRESS OF        HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN       OTHER DIRECTORSHIPS
        INDEPENDENT TRUSTEE           REGISTRANT  TIME SERVED*     DURING PAST 5 YEARS**    BY TRUSTEE***       HELD BY TRUSTEE
-----------------------------------  -----------  ------------  --------------------------  -------------  ------------------------
Charles A. Fiumefreddo (73)          Trustee      Since         Director or Trustee of the  197            None.
c/o Morgan Stanley Trust                          July 1991     Retail Funds (since July
Harborside Financial Center                                     1991) and the
Plaza Two                                                       Institutional Funds (since
Jersey City, NJ 07311                                           July 2003); formerly
                                                                Chairman of the Retail
                                                                Funds (July 1991-July
                                                                2006) and the
                                                                Institutional Funds (July
                                                                2003-July 2006) and Chief
                                                                Executive Officer of the
                                                                Retail Funds (until
                                                                September 2002).

James F. Higgins (58)                Trustee      Since         Director or Trustee of the  197            Director of AXA
c/o Morgan Stanley Trust                          June 2000     Retail Funds (since June                   Financial, Inc. and The
Harborside Financial Center                                     2000) and the                              Equitable Life Assurance
Plaza Two Jersey City, NJ 07311                                 Institutional Funds (since                 Society of the United
                                                                July 2003); Senior Advisor                 States (financial
                                                                of Morgan Stanley (since                   services).
                                                                August 2000).

----------------
* THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER ") (THE "RETAIL FUNDS ").

** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                     TERM OF
                                POSITION(S)        OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH          LENGTH OF
     EXECUTIVE OFFICER          REGISTRANT        TIME SERVED*               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------   --------------    ----------------   -----------------------------------------------------------------
Ronald E. Robison (67)        President and     President (since   President (since September 2005) and Principal Executive Officer
1221 Avenue of the Americas   Principal         September 2005)    (since May 2003) of funds in the Fund Complex; President (since
New York, NY 10020            Executive         and Principal      September 2005) and Principal Executive Officer (since May 2003)
                              Officer           Executive          of the Van Kampen Funds; Managing Director, Director and/or
                                                Officer            Officer of the Investment Adviser and various entities affiliated
                                                (since May 2003)   with the Investment Adviser; Director of Morgan Stanley SICAV
                                                                   (since May 2004). Formerly, Executive Vice President (July 2003
                                                                   to September 2005) of funds in the Fund Complex and the Van
                                                                   Kampen Funds; President and Director of the Institutional Funds
                                                                   (March 2001 to July 2003); Chief Global Operating Officer of
                                                                   Morgan Stanley Investment Management Inc.; Chief Administrative
                                                                   Officer of Morgan Stanley Investment Advisors Inc.; Chief
                                                                   Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (51)         Vice President    Since              Managing Director and (since December 2005) Chief Investment
Morgan Stanley                                  February 2006      Officer - Global Fixed Income of Morgan Stanley Investment
Investment Management Ltd.                                         Management; Managing Director and Director of Morgan Stanley
25 Cabot Square                                                    Investment Management Ltd.; Vice President (since February 2006)
Canary Wharf, London                                               of the Retail and Institutional Funds.
United Kingdom E144QA

Dennis F. Shea (53)           Vice President    Since              Managing Director and (since February 2006) Chief Investment
1221 Avenue of the Americas                     February 2006      Officer - Global Equity of Morgan Stanley Investment Management;
New York, NY 10020                                                 Vice President (since February 2006) of the Retail and
                                                                   Institutional Funds. Formerly, Managing Director and Director of
                                                                   Global Equity Research at Morgan Stanley.

Barry Fink (51)               Vice President    Since              Managing Director and General Counsel of Morgan Stanley
1221 Avenue of the Americas                     February 1997      Investment Management; Managing Director of the Investment
New York, NY 10020                                                 Adviser and various entities affiliated with the Investment
                                                                   Adviser; Vice President of the Retail Funds and (since July 2003)
                                                                   the Institutional Funds. Formerly, Secretary, General Counsel
                                                                   and/or Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and General
                                                                   Counsel of the Retail Funds.

Amy R. Doberman (44)          Vice President    Since July 2004    Managing Director and General Counsel, U.S. Investment Management
1221 Avenue of the Americas                                        of Morgan Stanley Investment Management (since July 2004); Vice
New York, NY 10020                                                 President of the Retail Funds and the Institutional Funds (since
                                                                   July 2004); Vice President of the Van Kampen Funds (since August
                                                                   2004); Secretary (since February 2006) and Managing Director
                                                                   (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing
                                                                   Director and General Counsel - Americas, UBS Global Asset
                                                                   Management (July 2000 to July 2004).

Carsten Otto (42)             Chief             Since October      Managing Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas   Compliance        2004               Stanley Investment Management (since October 2004); Managing
New York, NY 10020            Officer                              Director and Chief Compliance Officer of Morgan Stanley
                                                                   Investment Management. Formerly, Assistant Secretary and
                                                                   Assistant General Counsel of the Retail Funds.

                                                     TERM OF
                                POSITION(S)        OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH          LENGTH OF
     EXECUTIVE OFFICER           REGISTRANT        TIME SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------   ---------------   ----------------   -----------------------------------------------------------------
Stefanie V. Chang Yu (39)     Vice President    Since July 2003    Executive Director of the Investment Adviser and various entities
1221 Avenue of the Americas                                        affiliated with the Investment Adviser; Vice President of the
New York, NY 10020                                                 Retail Funds (since July 2002) and the Institutional Funds (since
                                                                   December 1997). Formerly, Secretary of various entities
                                                                   affiliated with the Investment Adviser.

Francis J. Smith (40)         Treasurer and     Treasurer (since   Executive Director of the Investment Adviser and various entities
c/o Morgan Stanley Trust      Chief Financial   July 2003) and     affiliated with the Investment Adviser; Treasurer and Chief
Harborside Financial Center   Officer           Chief Financial    Financial Officer of the Retail Funds (since July 2003).
Plaza Two                                       Officer (since     Formerly, Vice President of the Retail Funds (September 2002 to
Jersey City, NJ 07311                           September 2002)    July 2003).

Mary E. Mullin (39)           Secretary         Since July 2003    Executive Director of the Investment Adviser and various entities
1221 Avenue of the Americas                                        affiliated with the Investment Adviser; Secretary of the Retail
New York, NY 10020                                                 Funds (since July 2003) and the Institutional Funds (since June
                                                                   1999).

----------
* THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Michael E. Nugent
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

[Morgan Stanley LOGO]

MORGAN STANLEY FUNDS

MORGAN STANLEY
AGGRESSIVE EQUITY FUND

ANNUAL REPORT
JULY 31, 2006

[Morgan Stanley LOGO]

AEQSAR-36052RPT-RA06-00823P-Y07/06

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2)  Not applicable.

     (3)  Not applicable.


Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006
                           REGISTRANT   COVERED ENTITIES(1)

   AUDIT FEES              $32,720              N/A

   NON-AUDIT FEES
      AUDIT-RELATED FEES   $   531 (2)     $5,190,300 (2)
      TAX FEES             $ 5,400 (3)     $2,044,491 (4)
      ALL OTHER FEES       $    --         $       --
   TOTAL NON-AUDIT FEES    $ 5,931         $7,234,791

   TOTAL                   $38,651         $7,234,791

2005
                           REGISTRANT   COVERED ENTITIES(1)

   AUDIT FEES              $32,666                N/A

   NON-AUDIT FEES
      AUDIT-RELATED FEES   $   540 (2)     $3,215,745 (2)
      TAX FEES             $ 5,502 (3)     $   24,000 (4)
      ALL OTHER FEES       $    --         $       --
   TOTAL NON-AUDIT FEES    $ 6,042         $3,239,745

   TOTAL                   $38,708         $3,239,745

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Aggressive Equity Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
September 21, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
September 21, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
September 21, 2006